Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Balances for the Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Operating lease right-of-use assets	$886	$-

Lease liabilities – current	$(126)	$-
Lease liabilities – non-current	(473)	-
Total operating lease liabilities	$(599)	$-

The components of operating lease expense are as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Operating lease expense	$56	$-
Short-term lease expense	613	-
Total lease expense	$669	$-

Other information related to operating leases where the Group is the lessee is as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Weighted-average remaining lease term (in years)	4.67	-
Weighted-average discount rate	1.33%	-%

Schedule of Future Minimum Payments Operating Lease

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2026:

For the years ended December 31,	Amount
Remainder of 2026	$64
2027	133
2028	133
2029	133
2030	133
Thereafter	22
Total lease payments	618
Less: imputed interest	(19)
Total operating lease liabilities, net of interest	$599